Intangible assets, net - Amortization (Details) ¥ in Millions, $ in Millions	Mar. 31, 2021 CNY (¥)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 CNY (¥)
Intangible assets, net
2022	¥ 13,933
2023	11,617
2024	10,287
2025	7,158
2026	4,570
Thereafter	23,268
Net book value	¥ 70,833	$ 10,811	¥ 60,947